LEASES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease arrangements remaining term	8 years
Operating lease right-of-use	$ 16,457	$ 18,802
Israeli [Member]
Operating lease right-of-use	$ 14,400